Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 22.0%

Non-Convertible Corporate Bonds - 22.0%
Communication Services - 4.1%
Diversified Telecommunication Services - 2.4%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	$1,820,000	$1,980,185
Verizon Communications, Inc., 5.50%, 3/16/2047	Baa1	2,540,000	3,352,339

			5,332,524

Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	A1	1,550,000	1,658,512

Media - 0.9%
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	1,870,000	2,044,753

Total Communication Services			9,035,789

Consumer Discretionary - 2.5%
Automobiles - 0.4%
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	890,000	891,322

Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	1,660,000	1,727,740
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	2,790,000	2,983,076

			4,710,816

Total Consumer Discretionary			5,602,138

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Energy Transfer Operating LP, 6.50%, 2/1/2042	Baa3	1,330,000	1,595,310
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa2	1,620,000	2,114,775
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	2,520,000	2,887,413
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	1,495,000	1,544,166

Total Energy			8,141,664

Financials - 4.4%
Banks - 3.9%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	2,750,000	2,920,046
Citigroup, Inc., 8.125%, 7/15/2039	A3	960,000	1,573,913
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	Baa3	870,000	877,696
JPMorgan Chase & Co.[3], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	A2	1,320,000	1,407,473
Santander Holdings USA, Inc., 4.50%, 7/17/2025	Baa3	1,780,000	1,909,601

			8,688,729

Capital Markets - 0.5%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	920,000	984,494

Total Financials			9,673,223

1

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.7%
Health Care Providers & Services - 1.7%
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 4.125%, 10/15/2020	Baa3	$2,000,000	$2,024,862
HCA, Inc., 4.125%, 6/15/2029	Baa3	1,540,000	1,614,976

Total Health Care			3,639,838

Industrials - 2.6%
Industrial Conglomerates - 0.7%
General Electric Co.[3,4], (3 mo. LIBOR US + 3.330%), 5.00%	Baa3	1,590,000	1,501,930

Trading Companies & Distributors - 1.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	1,810,000	1,929,441
Air Lease Corp., 3.625%, 4/1/2027	BBB[5]	2,150,000	2,216,785

			4,146,226

Total Industrials			5,648,156

Materials - 0.8%
Metals & Mining - 0.8%
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	1,740,000	1,763,446

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITS) - 2.2%
American Tower Corp., 3.80%, 8/15/2029	Baa3	2,070,000	2,209,322
Crown Castle International Corp., 3.10%, 11/15/2029	Baa3	2,190,000	2,196,914
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	449,805

Total Real Estate			4,856,041

TOTAL CORPORATE BONDS
(Identified Cost $46,002,926)			48,360,295

ASSET-BACKED SECURITIES - 8.2%

BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	20,667	20,649
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR6	5,447	5,442
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	WR6	286,960	288,256
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	AAA[5]	1,940,000	1,956,691
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	Aaa	643,330	642,417
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	Aaa	266,381	266,300
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa	153,731	153,762

2

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	AAA[5]	$99,790	$99,829
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A2, 3.01%, 2/16/2027	Aaa	900,000	905,404
Home Partners of America Trust, Series 2019-1, Class A2, 2.908%, 9/17/2039	Aaa	995,640	1,011,819
Invitation Homes Trust, Series 2017-SFR2, Class A2,7, (1 mo. LIBOR US + 0.850%), 2.875%, 12/17/2036	Aaa	146,094	146,166
Invitation Homes Trust, Series 2017-SFR2, Class B2,7, (1 mo. LIBOR US + 1.150%), 3.175%, 12/17/2036	Aa2	115,000	114,774
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	AAA[5]	870,280	878,102
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A2, 2.64%, 5/15/2068	AAA[5]	1,000,000	1,013,148
Navient Student Loan Trust, Series 2019-2A, Class A2[2,7], (1 mo. LIBOR US + 1.000%), 3.018%, 2/27/2068	Aaa	1,820,000	1,835,945
Oxford Finance Funding LLC, Series 2019-1A, Class A2[2], 4.459%, 2/15/2027	WR6	900,000	922,848
Progress Residential Trust, Series 2017-SFR2, Class A2, 2.897%, 12/17/2034	Aaa	400,000	402,780
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	Aaa	910,000	922,672
Progress Residential Trust, Series 2019-SFR4, Class A2, 2.687%, 11/17/2036	Aaa	800,000	802,800
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa	363,910	369,697
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	AAA[5]	610,985	615,483
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	AAA[5]	850,843	856,882
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa	784,793	787,933
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	AAA[5]	41,800	41,753
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	Aaa	49,617	49,551
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	Aaa	150,000	152,162
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	Aaa	383,782	386,589
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR6	79,206	79,096
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	Aaa	452,645	452,181
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	Aaa	398,529	402,165

3

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 3.018%, 10/25/2048	Aaa	$366,308	$367,771
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa	487,346	486,606
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	Aaa	498,746	505,763

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,774,067)			17,943,436

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AA5	16,358	16,519
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA[5]	400,000	411,458
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	Aaa	570,000	592,540
CIM Trust, Series 2019-INV1, Class A1[2,8], 4.00%, 2/25/2049	Aaa	292,734	300,114
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR6	400,000	418,499
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[2,8], 3.50%, 8/25/2043	AAA[5]	730,666	741,308
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	AAA[5]	222,482	219,937
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	AAA[5]	159,558	155,008
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	639,280	672,012
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	WR6	974,200	1,020,262
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR6	9,944	9,924
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	Aaa	6,869,021	102,583
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	Aaa	1,023,779	26,618
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.563%, 6/25/2022	Aaa	8,865,302	295,540
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.30%, 4/25/2023	Aaa	13,236,188	82,661
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.212%, 5/25/2023	Aaa	7,759,137	31,466
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	697,052	710,468
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	628,749	642,612
FREMF Mortgage Trust, Series 2011-K15, Class B2,8, 5.129%, 8/25/2044	WR6	170,000	177,591
FREMF Mortgage Trust, Series 2013-K712, Class B2,8, 3.401%, 5/25/2045	AA5	360,000	359,622
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 4.112%, 2/25/2046	Aa2	465,000	473,908

4

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2015-K42, Class B2,8, 3.983%, 12/25/2024	A3	$380,000	$397,474
FREMF Mortgage Trust, Series 2015-K43, Class B2,8, 3.862%, 2/25/2048	WR6	400,000	421,373
FREMF Mortgage Trust, Series 2015-K720, Class B2,8, 3.507%, 7/25/2022	Baa1	340,000	348,650
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	Aaa	464,028	467,167
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[5]	159,322	160,644
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,8], 3.00%, 3/25/2043	WR6	114,760	115,762
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	AAA[5]	123,957	126,207
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	AAA[5]	146,161	148,230
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	Aaa	666,499	673,919
JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,8], 3.50%, 12/25/2048	Aaa	285,933	290,780
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	Aaa	462,713	468,419
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,8, 3.75%, 1/25/2054	AAA[5]	249,842	258,546
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	AA5	113,202	117,051
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	Aaa	247,088	255,894
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	AAA[5]	209,594	216,568
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA[5]	100,000	100,655
Sequoia Mortgage Trust, Series 2012-3, Class A1[8], 3.50%, 7/25/2042	Aaa	313,461	317,991
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[5]	132,687	133,880
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa	183,851	185,502
Sequoia Mortgage Trust, Series 2016-3, Class A10[2,8], 3.50%, 11/25/2046	Aaa	935,411	952,279
Starwood Retail Property Trust, Series 2014-STAR, Class A2,7, (1 mo. LIBOR US + 1.220%), 3.248%, 11/15/2027	AAA[5]	364,259	363,782
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,8, 2.86%, 12/25/2035	WR6	976,449	979,375
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AA5	245,000	247,118
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 3.078%, 12/15/2033	AAA[5]	415,000	415,011

5

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	$275,000	$278,694
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,8], 4.869%, 2/15/2044	Aaa	760,611	779,256
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045	WR6	128,283	130,458
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045	Aaa	101,071	101,367

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,465,702)			16,912,702

FOREIGN GOVERNMENT BONDS - 0.9%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020 (Identified Cost $1,999,345)	Aa2	2,000,000	2,010,684

U.S. TREASURY SECURITIES - 39.8%

U.S. Treasury Bonds - 15.9%
U.S. Treasury Bond, 6.25%, 5/15/2030		4,625,000	6,671,382
U.S. Treasury Bond, 4.75%, 2/15/2037		4,565,000	6,542,037
U.S. Treasury Bond, 2.50%, 2/15/2045		8,217,000	8,841,620
U.S. Treasury Bond, 3.00%, 5/15/2047		9,177,000	10,874,387
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,970,040	2,070,771

Total U.S. Treasury Bonds (Identified Cost $31,686,919)			35,000,197

U.S. Treasury Notes - 23.9%

U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		5,486,486	5,439,337
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024		5,417,123	5,481,959
U.S. Treasury Note, 1.75%, 5/15/2023		8,725,000	8,775,782
U.S. Treasury Note, 2.50%, 5/15/2024		10,580,000	11,015,598
U.S. Treasury Note, 2.125%, 5/15/2025		8,478,000	8,717,768
U.S. Treasury Note, 1.625%, 5/15/2026		8,755,000	8,759,104
U.S. Treasury Note, 2.375%, 5/15/2027		4,169,000	4,392,921

Total U.S. Treasury Notes (Identified Cost $51,613,628)			52,582,469

TOTAL U.S. TREASURY SECURITIES (Identified Cost $83,300,547)			87,582,666

U.S. GOVERNMENT AGENCIES - 20.0%

Mortgage-Backed Securities - 20.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		37,731	38,265
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		1,198	1,209
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		5,360	5,475

6

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #995329, 5.50%, 12/1/2021	$25,777	$26,165
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	6,078	6,217
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	45,583	46,185
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	6,575	6,898
Fannie Mae, Pool #AL9409, 3.50%, 11/1/2031	971,433	1,008,122
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	660,566	690,122
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	74,778	80,389
Fannie Mae, Pool #FM1158, 3.50%, 6/1/2034	1,129,658	1,168,615
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	288,909	326,746
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	582,107	603,575
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	273,892	308,951
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	39,675	44,691
Fannie Mae, Pool #MA3412, 3.50%, 7/1/2038	2,085,401	2,159,319
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	113,127	130,080
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	40,317	45,488
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	100,641	107,507
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	452,733	490,568
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	145,721	155,634
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,233,262	2,345,695
Fannie Mae, Pool #AX1685, 3.50%, 11/1/2044	1,076,501	1,133,299
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	274,988	296,254
Fannie Mae, Pool #AY8604, 3.50%, 4/1/2045	239,517	249,490
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	751,575	788,872
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	126,077	131,174
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	111,388	117,196
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	339,618	347,833
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	269,239	283,320
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	965,634	988,992
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	493,055	511,574
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	193,716	204,770
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	780,707	838,875
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	484,321	512,790
Fannie Mae, Pool #MA3443, 4.00%, 8/1/2048	1,004,467	1,042,291
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	324,378	341,872
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	363,816	384,391
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,136,847	1,221,553
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	693,403	745,387
Fannie Mae, Pool #BM5859, 4.00%, 10/1/2048	907,769	945,082
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	3,453,695	3,589,943
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	677,535	715,350
Fannie Mae, Pool #AL8674, 5.644%, 1/1/2049	550,799	619,312
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	1,839,881	1,892,666
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	740	742

7

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	$7,530	$7,712
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	5,185	5,325
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	4,500	4,656
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	7,539	7,784
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	110,680	119,017
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	98,579	106,131
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	113,484	122,171
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	126,440	136,117
Freddie Mac, Pool #QA0192, 3.00%, 8/1/2034	1,204,708	1,231,852
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	603,940	628,655
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	82,649	93,358
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	660,309	728,715
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	218,997	246,092
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	38,040	43,253
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	278,905	302,330
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	791,203	857,651
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	682,237	753,456
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	293,223	317,751
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	203,569	213,951
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	341,093	357,175
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	749,898	790,984
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	677,691	714,721
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	283,488	304,978
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	773,419	816,582
Freddie Mac, Pool #ZM2525, 3.00%, 12/1/2046	1,133,970	1,160,191
Freddie Mac, Pool #Q47544, 4.00%, 3/1/2047	874,162	925,565
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	369,034	390,652
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	324,919	344,920
Freddie Mac, Pool #Q57173, 4.50%, 7/1/2048	705,994	742,793
Freddie Mac, Pool #Q59744, 4.50%, 11/1/2048	995,405	1,054,664
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	562,101	594,025
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	1,179,889	1,264,801
Freddie Mac, Pool #QA0192, 3.50%, 6/1/2049	976,064	1,004,440

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $43,464,039)		44,091,412

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[9], (Identified Cost $2,749,590)	2,749,590	2,749,590

8

Investment Portfolio - September 30, 2019

(unaudited)

CORE BOND SERIES	VALUE

TOTAL INVESTMENTS - 99.8% (Identified Cost $211,756,216)	$219,650,785
OTHER ASSETS, LESS LIABILITIES - 0.2%	470,242

NET ASSETS - 100%	$220,121,027

IO	- Interest only

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $33,756,447, or 15.3% of the Series’ net assets as of September 30, 2019.

[3]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2019.
[4]	Security is perpetual in nature and has no stated maturity date.
[5]	Credit ratings from S&P (unaudited).
[6]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[7]	Floating rate security. Rate shown is the rate in effect as of September 30, 2019.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2019.

[9]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$131,674,078	$—	$131,674,078	$—
Corporate debt:
Communication Services	9,035,789	—	9,035,789	—
Consumer Discretionary	5,602,138	—	5,602,138	—
Energy	8,141,664	—	8,141,664	—
Financials	9,673,223	—	9,673,223	—
Health Care	3,639,838	—	3,639,838	—

9

Investment Portfolio - September 30, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$5,648,156	$—	$5,648,156	$—
Materials	1,763,446	—	1,763,446	—
Real Estate	4,856,041	—	4,856,041	—
Asset-backed securities	17,943,436	—	17,943,436	—
Commercial mortgage-backed securities	16,912,702	—	16,912,702	—
Foreign government bonds	2,010,684	—	2,010,684	—
Mutual fund	2,749,590	2,749,590	—	—

Total assets	$219,650,785	$2,749,590	$216,901,195	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 97.7%

ALASKA - 0.3%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	$500,000	$542,460

ARIZONA - 4.5%

Maricopa County Unified School District No. 89-Dysart, G.O. Bond	5.000%	7/1/2026	A2	1,000,000	1,160,260
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,193,692
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,403,712
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,567,288
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,438,794
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	417,272
Tucson Water System Revenue, Water Utility Impt., Revenue Bond	5.000%	7/1/2021	Aa2	1,000,000	1,064,950
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	476,624

					8,722,592

ARKANSAS - 0.5%

Beaver Water of Benton & Washington Counties, Revenue Bond	4.000%	11/15/2021	AA2	1,000,000	1,030,370

COLORADO - 3.3%

Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA2	2,000,000	2,188,880
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA2	1,000,000	1,237,290
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,509,150
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1	1,500,000	1,544,130

					6,479,450

DISTRICT OF COLUMBIA - 3.8%

District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,066,221
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,110,580
District of Columbia, Public Impt., Series A, G.O. Bond	4.000%	10/15/2044	Aaa	2,750,000	3,113,660
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	750,000	924,502

1

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA (continued)

District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2035	Aaa	$1,000,000	$1,227,630

					7,442,593

FLORIDA - 5.3%

Florida State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2048	Aaa	2,000,000	2,249,840
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	785,000
Hillsborough County, Series B, G.O. Bond	3.000%	7/1/2041	Aaa	1,070,000	1,114,983
Hillsborough County, Series B, G.O. Bond	3.000%	7/1/2046	Aaa	1,500,000	1,542,720
Miami Beach, Water & Sewer, Revenue Bond	5.000%	9/1/2047	Aa3	1,400,000	1,676,066
Miami-Dade County, Water & Sewer, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,287,920
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	568,520

					10,225,049

GEORGIA - 1.4%

Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2036	Aa2	525,000	550,284
Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2037	Aa2	555,000	578,166
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	486,382
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,038,130

					2,652,962

HAWAII - 1.6%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	1,984,675
Honolulu County, Public Impt., Series C, G.O. Bond	3.000%	8/1/2040	Aa1	500,000	518,885
Honolulu County, Public Impt., Series C, G.O. Bond	3.000%	8/1/2041	Aa1	500,000	516,650

					3,020,210

ILLINOIS - 2.3%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	520,205
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	656,375
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,350,920

2

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

ILLINOIS (continued)

Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	$1,000,000	$1,005,810

					4,533,310

INDIANA - 0.8%

Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	750,222
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	750,000	754,965

					1,505,187

IOWA - 1.2%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,296,800

KANSAS - 1.1%

Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR3	20,000	20,083
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2	480,000	482,117
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2	1,495,000	1,543,677

					2,045,877

LOUISIANA - 0.5%

New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	634,266
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM	3.000%	12/1/2022	A2	300,000	314,016

					948,282

MAINE - 1.0%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	602,114
Maine, Public Impt., Series B, G.O. Bond	5.000%	6/1/2021	Aa2	1,355,000	1,438,861

					2,040,975

MARYLAND - 4.6%

Baltimore, Sewer Impt., Series A, Revenue Bond	4.000%	7/1/2044	Aa2	2,000,000	2,257,420
Baltimore, Sewer Impt., Series C, Revenue Bond	5.000%	7/1/2026	Aa2	815,000	1,005,604

3

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

MARYLAND (continued)

Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2036	A1	$765,000	$873,332
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2037	A1	555,000	631,102
Maryland, Series 2-C, G.O. Bond	5.000%	8/1/2021	Aaa	1,000,000	1,067,260
Montgomery County, Public Impt., Series A, G.O. Bond	5.000%	11/1/2032	Aaa	2,365,000	3,030,062

					8,864,780

MASSACHUSETTS - 3.4%

Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,036,960
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,352,869
North Reading, School Impt., G.O. Bond	5.000%	5/15/2035	Aa2	2,000,000	2,174,820

					6,564,649

MICHIGAN - 0.9%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,012,810
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	836,097

					1,848,907

MINNESOTA - 1.2%

Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,347,260

MISSOURI - 2.1%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	853,365
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,207,060
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	195,000	195,045
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	731,670

					3,987,140

NEBRASKA - 0.5%

Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,009,030

4

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

NEVADA - 0.7%

Clark County, Stadium Impt., Series A, G.O. Bond	5.000%	6/1/2036	Aa1	$1,155,000	$1,438,541

NEW HAMPSHIRE - 1.3%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,606,003

NEW JERSEY - 0.3%

New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A2	560,000	561,646

NEW MEXICO - 1.9%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,376,188
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,271,340

					3,647,528

NEW YORK - 20.0%

New York City Transitional Finance Authority, Future
Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1	2,740,000	3,384,201
New York City Transitional Finance Authority, Future
Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	3,088,920
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,279,100
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,585,060
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2042	Aa1	1,255,000	1,419,945
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa1	1,000,000	1,030,960
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,278,760
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,278,760
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	3,000,000	3,368,520
New York State Dormitory Authority, School Impt., Series E, Revenue Bond	5.000%	3/15/2048	Aa1	3,000,000	3,662,130
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	984,537
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	429,131

5

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2028	Aa1	$2,950,000	$3,399,020
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	861,474
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,177,756
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	727,465
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	959,486

					38,915,225

NORTH CAROLINA - 3.1%

Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,460,620
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,250,800
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	601,309
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	403,580
North Carolina, Series C, G.O. Bond	5.000%	5/1/2021	Aaa	1,200,000	1,270,200

					5,986,509

OHIO - 7.7%

American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,056,662
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	624,080
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,217,270
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	615,540
Hamilton Wastewater System, Sewer Impt., Revenue Bond, BAM	4.000%	10/1/2041	A1	1,235,000	1,394,204
Middletown City School District, School Impt., G.O. Bond	5.250%	12/1/2040	AA2	1,000,000	1,111,080
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	3.000%	11/15/2040	Aa1	2,080,000	2,151,406
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	4.000%	11/15/2043	Aa1	1,565,000	1,759,608
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	600,000	761,040
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1	2,000,000	2,065,980
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	655,982

6

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

OHIO (continued)

Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	$610,000	$635,468

					15,048,320

OREGON - 3.8%

Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	220,000	220,878
Portland Building Project, Series B, G.O. Bond	5.000%	6/15/2038	Aaa	4,000,000	5,009,280
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	1,020,470
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1	1,015,000	1,090,262

					7,340,890

PENNSYLVANIA - 3.2%

Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,508,925
Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	4.000%	12/1/2035	A1	1,200,000	1,348,824
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,040,220
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,375,980
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,006,050

					6,279,999

SOUTH CAROLINA - 0.6%

Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	554,645
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	616,000

					1,170,645

TENNESSEE - 2.8%

Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,163,858
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	880,072
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	774,358
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	694,104

7

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

TENNESSEE (continued)

Memphis, Public Impt., G.O. Bond	4.000%	6/1/2044	Aa2	$1,095,000	$1,196,474
Newport Electric System, Revenue Bond, AGM	3.000%	5/1/2044	A1	775,000	783,339

					5,492,205

TEXAS - 3.5%

Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	556,335
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	557,568
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	502,070
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	682,008
Houston Combined Utility System, Water & Sewer, Series B, Revenue Bond	4.000%	11/15/2044	Aa2	1,000,000	1,146,000
McKinney Waterworks & Sewer System, Water Utility Impt., Revenue Bond	3.000%	3/15/2039	Aa1	1,000,000	1,040,920
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,063,590
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	573,965
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	611,370

					6,733,826

UTAH - 0.3%

Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA2	500,000	605,290

VIRGINIA - 1.3%

Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2029	AA2	2,000,000	2,541,340

WASHINGTON - 6.4%

Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,387,429
King County, Series E, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,195,340
King County, Water & Sewer, Revenue Bond	4.000%	7/1/2045	Aa1	2,000,000	2,154,940
King County, Water & Sewer, Series B, Revenue Bond	5.000%	1/1/2020	Aa1	750,000	756,900
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,142,160
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,744,683

8

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	$1,095,000	$1,099,895

					12,481,347

WISCONSIN - 0.5%

Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	A2	1,000,000	1,043,870

TOTAL MUNICIPAL BONDS
(Identified Cost $184,090,333)					190,001,067

U.S. GOVERNMENT AGENCIES - 0.6%

Other Agencies - 0.6%

Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class ACA	3.35%	11/25/2033		498,564	549,452
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS	3.40%	1/25/2036		492,651	545,542

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,007,621)					1,094,994

SHORT-TERM INVESTMENT - 0.5%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $947,344)	1.85%[4]			947,344	947,344

TOTAL INVESTMENTS - 98.8%
(Identified Cost $186,045,298)					192,043,405
OTHER ASSETS, LESS LIABILITIES - 1.2%					2,338,971

NET ASSETS - 100%					$194,382,376

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[4]	Rate shown is the current yield as of September 30, 2019.

9

Investment Portfolio - September 30, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$190,001,067	$—	$190,001,067	$—
U.S Treasury and other U.S Goverment agencies	1,094,994	—	1,094,994	—
Mutual fund	947,344	947,344	—	—

Total assets	$192,043,405	$947,344	$191,096,061	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 94.8%

Communication Services - 4.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	24,975	$945,054
Verizon Communications, Inc.	23,115	1,395,221

		2,340,275

Entertainment - 1.1%
The Walt Disney Co.	6,365	829,487

Total Communication Services		3,169,762

Consumer Discretionary - 7.1%
Distributors - 1.4%
Genuine Parts Co.	10,795	1,075,074

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	1,860	399,361

Multiline Retail - 4.0%
B&M European Value Retail S.A. (United Kingdom)	190,970	890,430
Dollar General Corp.	8,280	1,316,023
Target Corp.	7,530	805,032

		3,011,485

Specialty Retail - 1.2%
O’Reilly Automotive, Inc.*	2,285	910,595

Total Consumer Discretionary		5,396,515

Consumer Staples - 8.7%
Beverages - 2.1%
Diageo plc (United Kingdom)	11,885	485,504
PepsiCo, Inc.	7,860	1,077,606

		1,563,110

Food & Staples Retailing - 0.5%
Walmart, Inc.	3,315	393,424

Food Products - 3.3%
J&J Snack Foods Corp.	6,250	1,200,000
Mondelez International, Inc. - Class A	23,460	1,297,807

		2,497,807

Household Products - 2.8%
Colgate-Palmolive Co.	12,980	954,160
The Procter & Gamble Co.	9,450	1,175,391

		2,129,551

Total Consumer Staples		6,583,892

1

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 8.7%

Oil, Gas & Consumable Fuels - 8.7%
BP plc - ADR (United Kingdom)	23,280	$884,407
Chevron Corp.	14,950	1,773,070
ConocoPhillips	7,280	414,814
Exxon Mobil Corp.	32,775	2,314,243
Occidental Petroleum Corp.	20,360	905,409
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,245	254,276

Total Energy		6,546,219

Financials - 21.0%

Banks - 12.6%
Bank of America Corp.	84,015	2,450,718
Citigroup, Inc.	28,895	1,996,067
JPMorgan Chase & Co.	23,285	2,740,412
KeyCorp.	26,425	471,422
The PNC Financial Services Group, Inc.	3,265	457,622
Regions Financial Corp.	22,240	351,837
Wells Fargo & Co.	20,700	1,044,108

		9,512,186

Capital Markets - 3.6%
Ares Management Corp. - Class A	23,415	627,756
BlackRock, Inc.	1,635	728,621
The Blackstone Group, Inc. - Class A	16,265	794,383
The Goldman Sachs Group, Inc.	1,820	377,159
Morgan Stanley	4,455	190,095

		2,718,014

Insurance - 4.8%
The Allstate Corp.	5,725	622,192
American International Group, Inc.	10,495	584,571
Arthur J. Gallagher & Co.	9,605	860,320
Assurant, Inc.	3,660	460,501
Fidelity National Financial, Inc.	9,415	418,120
Lincoln National Corp.	5,755	347,142
Principal Financial Group, Inc.	6,370	363,982

		3,656,828

Total Financials		15,887,028

Health Care - 9.1%
Health Care Equipment & Supplies - 2.1%
Medtronic plc	15,085	1,638,533

Pharmaceuticals - 7.0%
AstraZeneca plc (United Kingdom)	4,015	358,494
Bristol-Myers Squibb Co.	11,050	560,345

2

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
GlaxoSmithKline plc (United Kingdom)	18,370	$393,752
Johnson & Johnson	18,280	2,365,066
Pfizer, Inc.	21,735	780,939
Sanofi (France)	8,870	821,656

		5,280,252

Total Health Care		6,918,785

Industrials - 9.4%
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	8,995	1,077,781

Airlines - 0.5%
Delta Air Lines, Inc.	6,700	385,920

Building Products - 1.7%
Johnson Controls International plc	28,570	1,253,937

Commercial Services & Supplies - 4.1%
Covanta Holding Corp.	53,725	928,905
Republic Services, Inc.	11,145	964,600
Waste Management, Inc.	10,555	1,213,825

		3,107,330

Industrial Conglomerates - 0.2%
3M Co.	820	134,808

Road & Rail - 1.5%
Kansas City Southern	8,795	1,169,823

Total Industrials		7,129,599

Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	38,820	2,000,395

Software - 2.1%
Microsoft Corp.	11,510	1,600,235

Total Information Technology		3,600,630

Materials - 9.0%
Chemicals - 6.4%
Corteva, Inc.	25,100	702,800
Dow, Inc.	19,265	917,977
DuPont de Nemours, Inc.	8,310	592,586
FMC Corp.	16,300	1,429,184
RPM International, Inc.	17,795	1,224,474

		4,867,021

3

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 2.6%
Graphic Packaging Holding Co.	74,055	$1,092,311
Sealed Air Corp.	21,015	872,333

		1,964,644

Total Materials		6,831,665

Real Estate - 8.2%
Equity Real Estate Investment Trusts (REITS) - 8.2%
AvalonBay Communities, Inc.	2,465	530,789
Community Healthcare Trust, Inc.	11,680	520,344
Crown Castle International Corp.	6,950	966,119
Equinix, Inc.	1,715	989,212
Healthcare Realty Trust, Inc.	11,965	400,827
Healthcare Trust of America, Inc. - Class A	10,520	309,078
Independence Realty Trust, Inc.	44,760	640,516
Jernigan Capital, Inc.	27,335	526,199
Lexington Realty Trust	21,775	223,194
Physicians Realty Trust	21,090	374,347
Plymouth Industrial REIT, Inc.	16,550	303,196
STAG Industrial, Inc.	14,905	439,399

Total Real Estate		6,223,220

Utilities - 4.6%
Electric Utilities - 0.8%
Exelon Corp.	11,800	570,058

Independent Power and Renewable Electricity Producers - 2.4%
Boralex, Inc. - Class A (Canada)	22,540	385,010
Innergex Renewable Energy, Inc. (Canada)	37,355	431,111
Northland Power, Inc. (Canada)	22,165	425,282
Pattern Energy Group, Inc. - Class A	21,310	573,878

		1,815,281

Multi-Utilities - 1.4%

CMS Energy Corp.	16,780	1,073,081

Total Utilities		3,458,420

TOTAL COMMON STOCKS (Identified Cost $59,338,170)		71,745,735

MUTUAL FUNDS - 5.1%

iShares Russell 1000 Value ETF	27,305	3,502,139
Schwab U.S. Dividend Equity ETF	6,995	383,186

TOTAL MUTUAL FUNDS (Identified Cost $3,764,962)		3,885,325

4

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.1%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[1], (Identified Cost $ 76,886)	76,886	$76,886

TOTAL INVESTMENTS - 100.0% (Identified Cost $ 63,180,018)		75,707,946
LIABILITIES, LESS OTHER ASSETS - (0.0%)#		(16,674)

NET ASSETS - 100%		$75,691,272

ADR - American Depositary Receipt

ETF - Exchange-traded fund

#	Less than 0.1%.
*	Non-income producing security.
[1]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$3,169,762	$3,169,762	$—	$—
Consumer Discretionary	5,396,515	4,506,085	890,430	—
Consumer Staples	6,583,892	6,098,388	485,504	—
Energy	6,546,219	6,546,219	—	—
Financials	15,887,028	15,887,028	—	—
Health Care	6,918,785	5,344,883	1,573,902	—
Industrials	7,129,599	7,129,599	—	—
Information Technology	3,600,630	3,600,630	—	—
Materials	6,831,665	6,831,665	—	—
Real Estate	6,223,220	6,223,220	—	—

5

Investment Portfolio - September 30, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Utilities	$3,458,420	$3,458,420	$—	$—
Mutual funds	3,962,211	3,962,211	—	—

Total assets	$75,707,946	$72,758,110	$2,949,836	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 95.3%

Non-Convertible Corporate Bonds - 95.3%
Communication Services - 9.7%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc., 5.625%, 4/1/2020	B2	$660,000	$669,141

Media - 5.6%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	660,000	678,975
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.375%, 6/1/2029	B1	665,000	708,225
Cumulus Media New Holdings, Inc.[2], 6.75%, 7/1/2026	B2	690,000	722,775
Diamond Sports Group, LLC - Diamond Sports Finance Co.[2], 6.625%, 8/15/2027	B2	695,000	721,062
Entercom Media Corp.[2], 7.25%, 11/1/2024	B3	320,000	331,200
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	B3	665,000	663,338

			3,825,575

Wireless Telecommunication Services - 3.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	B3	695,000	717,386
Sprint Corp., 7.25%, 9/15/2021	B3	660,000	704,286
Sprint Corp., 7.125%, 6/15/2024	B3	645,000	695,181

			2,116,853

Total Communication Services			6,611,569

Consumer Discretionary - 11.4%
Auto Components - 1.5%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	B2	320,000	310,800
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	870,000	735,150

			1,045,950

Diversified Consumer Services - 1.6%
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	B2	1,045,000	1,077,656

Household Durables - 6.7%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	Caa1	715,000	713,212
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	1,345,000	1,398,800
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,005,000	1,070,325
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,415,000	1,418,538

			4,600,875

Specialty Retail - 1.6%
Staples, Inc.[2], 7.50%, 4/15/2026	B1	1,055,000	1,086,967

Total Consumer Discretionary			7,811,448

Consumer Staples - 2.9%
Food & Staples Retailing - 2.5%
Albertsons Cos, Inc. - Safeway, Inc. - New Albertsons LP - Albertsons LLC, 5.75%, 3/15/2025	B3	690,000	709,561

1

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
KeHE Distributors, LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	B3		$1,000,000	$1,020,000

				1,729,561

Household Products - 0.4%
Spectrum Brands, Inc.[2], 5.00%, 10/1/2029	B2		250,000	254,375

Total Consumer Staples				1,983,936

Energy - 16.8%
Energy Equipment & Services - 1.7%
Nabors Industries, Inc., 5.50%, 1/15/2023	B1		695,000	571,638
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B3		695,000	590,750

				1,162,388

Oil, Gas & Consumable Fuels - 15.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	Ba3		695,000	579,456
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	Ba3		695,000	576,850
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	Caa1		695,000	519,512
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	Caa1		1,025,000	1,025,000
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[3]	2,295,000	2,296,607
Euronav Luxembourg S.A. (Belgium)[2], 7.50%, 5/31/2022	WR	[3]	800,000	808,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[3]	660,000	683,100
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	Caa2		1,085,000	363,475
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	Caa2		695,000	568,162
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	B3		225,000	182,250
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2		670,000	698,207
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba1		1,025,000	1,039,094
Southwestern Energy Co.[4], 6.20%, 1/23/2025	Ba3		695,000	611,586
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	B3		350,000	334,117

				10,285,416

Total Energy				11,447,804

Financials - 11.7%
Capital Markets - 2.1%
AG Merger Sub II, Inc.[2], 10.75%, 8/1/2027	Caa1		690,000	700,350
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B2		675,000	700,312

				1,400,662

Consumer Finance - 2.0%
SLM Corp., 5.125%, 4/5/2022	Ba2		1,365,000	1,399,125

2

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 4.6%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	Ba2	$670,000	$718,575
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,5], 6.50%, 9/15/2024	Ba2	1,035,000	1,047,937
Jefferies Finance, LLC - JFIN Co. - Issuer Corp.[2], 6.25%, 6/3/2026	Ba2	350,000	361,375
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	B3	1,060,000	1,028,200

			3,156,087

Thrifts & Mortgage Finance - 3.0%
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	Caa2	695,000	647,949
Radian Group, Inc., 4.875%, 3/15/2027	Ba2	1,390,000	1,407,375

			2,055,324

Total Financials			8,011,198

Health Care - 1.6%
Health Care Providers & Services - 1.6%
MEDNAX, Inc.[2], 6.25%, 1/15/2027	Ba2	1,095,000	1,086,711

Industrials - 18.6%
Airlines - 1.9%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1	1,265,000	1,265,000

Commercial Services & Supplies - 5.2%
The ADT Security Corp., 6.25%, 10/15/2021	Ba3	660,000	702,900
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	Ba3	660,000	687,258
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	Ba3	685,000	703,187
Stericycle, Inc.[2], 5.375%, 7/15/2024	BB6	1,385,000	1,423,087

			3,516,432

Construction & Engineering - 2.4%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	Caa1	350,000	308,000
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B2	1,395,000	1,353,150

			1,661,150

Marine - 7.6%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	WR3	1,760,000	1,782,010
Borealis Finance, LLC[2], 7.50%, 11/16/2022	WR3	1,470,000	1,381,800
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR3	700,000	686,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3	1,248,000	1,308,060

			5,157,870

3

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 1.5%
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	B1	$1,030,000	$1,058,325

Total Industrials			12,658,777

Information Technology - 2.1%
Communications Equipment - 2.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba1	1,330,000	1,423,100

Materials - 12.2%
Chemicals - 2.0%
CF Industries, Inc., 7.125%, 5/1/2020	Ba3	660,000	678,150
Olin Corp., 5.625%, 8/1/2029	Ba1	685,000	712,606

			1,390,756

Containers & Packaging - 2.1%
ARD Securities Finance S.A.R.L (Luxembourg)[2,5], 8.75%, 1/31/2023	Caa2	717,468	742,579
Mauser Packaging Solutions Holding Co.[2], 7.25%, 4/15/2025	Caa2	735,000	694,796

			1,437,375

Metals & Mining - 7.1%
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	Ba3	1,035,000	1,063,463
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	Ba1	675,000	707,893
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3	1,415,000	1,383,162
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	B3	1,395,000	819,562
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	B3	695,000	549,050
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.50%, 6/15/2025	B2	320,000	284,800

			4,807,930

Paper & Forest Products - 1.0%
Norbord, Inc. (Canada)[2], 5.75%, 7/15/2027	Ba1	695,000	712,375

Total Materials			8,348,436

Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 2.6%
HAT Holdings I LLC - HAT Holdings II LLC[2], 5.25%, 7/15/2024	BB6	670,000	704,338
Iron Mountain, Inc.[2], 4.875%, 9/15/2027	Ba3	1,065,000	1,089,154

			1,793,492

Real Estate Management & Development - 2.6%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	B3	1,050,000	1,065,750
Forestar Group, Inc.[2], 8.00%, 4/15/2024	B2	640,000	691,200

			1,756,950

Total Real Estate			3,550,442

4

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 3.1%
Electric Utilities - 1.0%
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	Ba1	$685,000	$705,550

Independent Power and Renewable Electricity Producers - 2.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB6	1,355,000	1,409,200

Total Utilities			2,114,750

TOTAL CORPORATE BONDS (Identified Cost $66,373,839)			65,048,171

SHORT-TERM INVESTMENT - 6.0%
Dreyfus Government Cash Management, Institutional Shares, 1.85%[7], (Identified Cost $4,092,220)		4,092,220	4,092,220

TOTAL INVESTMENTS - 101.3% (Identified Cost $70,466,059)			69,140,391
LIABILITIES, LESS OTHER ASSETS - (1.3%)			(885,726)

NET ASSETS - 100%			$68,254,665

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $44,795,379, or 65.6% of the Series’ net assets as of September 30, 2019.

[3]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[4]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[5]	Represents a Payment-In-Kind bond.
[6]	Credit ratings from S&P (unaudited).
[7]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$6,611,569	$—	$6,611,569	$—
Consumer Discretionary	7,811,448	—	7,811,448	—
Consumer Staples	1,983,936	—	1,983,936	—
Energy	11,447,804	—	11,447,804	—
Financials	8,011,198	—	8,011,198	—
Health Care	1,086,711	—	1,086,711	—
Industrials	12,658,777	—	12,658,777	—
Information Technology	1,423,100	—	1,423,100	—
Materials	8,348,436	—	8,348,436	—
Real Estate	3,550,442	—	3,550,442	—
Utilities	2,114,750	—	2,114,750	—
Mutual fund	4,092,220	4,092,220	—	—

Total assets	$69,140,391	$4,092,220	$65,048,171	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2019

(unaudited)

INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Fund, Inc. - Core Bond Series, Class Z	1,589,414	$16,148,447
Manning & Napier Fund, Inc. - Disciplined Value Series, Class Z	423,178	5,899,097
Manning & Napier Fund, Inc. - Equity Income Series, Class Z	462,969	5,939,890
Manning & Napier Fund, Inc. - High Yield Bond Series, Class Z	817,699	7,024,035
Manning & Napier Fund, Inc. - Real Estate Series, Class Z	273,591	1,942,496

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $35,419,160)		36,953,965

SHORT-TERM INVESTMENT - 0.0%#
Dreyfus Government Cash Management, Institutional Shares, 1.85%[1], (Identified Cost $896)	896	896

TOTAL INVESTMENTS - 100.1% (Identified Cost $35,420,056)		36,954,861
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(21,139)

NET ASSETS - 100%		$36,933,722

#	Less than 0.1%.
[1]	Rate shown is the current yield as of September 30, 2019.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$36,953,965	$36,953,965	$—	$—
Mutual fund	896	896	—	—

Total assets:	$36,954,861	$36,954,861	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

1

Investment Portfolio - September 30, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended September 30, 2019 is set forth below:

INCOME SERIES	VALUE AT 12/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 9/30/19	SHARES HELD AT 9/30/19	DIVIDEND INCOME 1/1/19 THROUGH 9/30/19	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/19 THROUGH 9/30/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Bond Series - Class I	$16,761,563	$ 1,537,860	$18,480,006	$—	—	$ —	$(148,982)	$ 329,565
Core Bond Series - Class Z	—	23,176,198	8,144,600	16,148,447	1,589,414	340,497	404,819	712,029
Disciplined Value Series - Class I	7,158,376	637,649	8,566,159	—	—	—	(606,235)	1,376,369
Disciplined Value Series - Class Z	—	9,494,242	3,863,312	5,899,097	423,178	80,065	51,225	216,942
Equity Income Series - Class I	7,097,987	637,649	8,646,899	—	—	—	202,501	708,762
Equity Income Series - Class Z	—	9,574,982	4,299,118	5,939,890	462,969	59,757	215,367	448,659
High Yield Bond Series - Class I	8,140,765	750,176	9,368,650	—	—	—	(58,430)	536,139
High Yield Bond Series - Class Z	—	10,823,232	3,727,088	7,024,035	817,699	487,470	(4,996)	(67,113)
Real Estate Series - Class I	2,034,253	187,544	2,491,388	—	—	—	(132,524)	402,115
Real Estate Series - Class Z	—	2,777,931	1,163,943	1,942,496	273,591	—	104,220	224,288

	$41,192,944	$59,597,463	$68,751,163	$36,953,965		$967,789	$ 26,965	$4,887,755

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 89.0%

Communication Services - 7.0%

Diversified Telecommunication Services - 1.7%
Elisa OYJ (Finland)	63,124	$3,254,346
Orange S.A. (France)	76,283	1,193,981
Telefonica Brasil S.A. (Brazil)	59,900	791,468

		5,239,795

Entertainment - 1.4%
Toho Co. Ltd. - Tokyo (Japan)	77,700	3,410,627
Vivendi S.A. (France)	38,820	1,062,226

		4,472,853

Interactive Media & Services - 2.5%
Autohome, Inc. - ADR (China)*	29,083	2,417,670
Kakao Corp. (South Korea)	28,110	3,182,485
Tencent Holdings Ltd. - Class H (China)	56,078	2,345,626

		7,945,781

Media - 1.1%
Informa plc (United Kingdom)	321,950	3,371,741

Wireless Telecommunication Services - 0.3%
Globe Telecom, Inc. (Philippines)	23,695	836,617

Total Communication Services		21,866,787

Consumer Discretionary - 15.6%

Auto Components - 0.3%
Cie Generale des Etablissements Michelin SCA (France)	7,150	796,105

Automobiles - 0.2%
Peugeot S.A. (France)	22,008	549,294

Diversified Consumer Services - 2.4%
Fu Shou Yuan International Group Ltd. (China)	1,700,000	1,502,157
New Oriental Education & Technology Group, Inc. - ADR (China)*	29,562	3,274,287
TAL Education Group - ADR (China)*	76,242	2,610,526

		7,386,970

Hotels, Restaurants & Leisure - 3.7%
Basic-Fit N.V. (Netherlands)*[1]	75,504	2,365,346
Galaxy Entertainment Group Ltd. (Macau)	355,000	2,200,903
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	71,420	1,386,262
MGM China Holdings Ltd. (Macau)	979,200	1,524,627
Sands China Ltd. (Macau)	492,400	2,224,997
Wynn Macau Ltd. (Macau)	1,067,200	2,079,622

		11,781,757

Household Durables - 2.0%
Barratt Developments plc (United Kingdom)	202,620	1,612,978

1

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Household Durables (continued)
Berkeley Group Holdings plc (United Kingdom)	30,735	$1,578,064
Persimmon plc (United Kingdom)	61,875	1,650,209
Taylor Wimpey plc (United Kingdom)	796,610	1,581,208

		6,422,459

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. - ADR (China)*	16,486	2,756,954

Leisure Products - 1.6%
Technogym S.p.A. (Italy)[1]	240,220	2,670,265
Thule Group AB (Sweden)[1]	131,406	2,487,105

		5,157,370

Multiline Retail - 0.5%
Lojas Renner S.A. (Brazil)	78,100	946,798
Magazine Luiza S.A. (Brazil)	70,400	625,898

		1,572,696

Textiles, Apparel & Luxury Goods - 4.0%
EssilorLuxottica S.A. (France)	8,620	1,242,830
Hermes International (France)	1,259	869,568
Kering S.A. (France)	3,189	1,625,072
lululemon athletica, Inc. (United States)*	13,491	2,597,422
LVMH Moet Hennessy Louis Vuitton SE (France)	9,135	3,624,414
Shenzhou International Group Holdings Ltd. (China)	208,900	2,725,164

		12,684,470

Total Consumer Discretionary		49,108,075

Consumer Staples - 20.8%

Beverages - 4.8%
Ambev S.A. (Brazil)	488,300	2,256,431
Coca-Cola European Partners plc (United Kingdom)	59,100	3,277,095
Diageo plc (United Kingdom)	77,320	3,158,531
Heineken N.V. (Netherlands)	30,431	3,286,930
Pernod Ricard S.A. (France)	17,725	3,154,722

		15,133,709

Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. - Class B (Canada)	107,138	3,283,242
ICA Gruppen AB (Sweden)	42,512	1,963,356
Loblaw Companies, Ltd. (Canada)	57,915	3,298,687
Puregold Price Club, Inc. (Philippines)	572,914	431,541
Raia Drogasil S.A. (Brazil)	28,700	662,146
Robinsons Retail Holdings, Inc. (Philippines)	345,181	526,130

		10,165,102

2

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)

Food Products - 6.1%
Barry Callebaut AG (Switzerland)	855	$1,763,462
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	232	1,713,480
Danone S.A. (France)	40,940	3,606,078
Kerry Group plc - Class A (Ireland)	28,220	3,300,387
Mowi ASA (Norway)	134,590	3,108,653
Nestle S.A. (Switzerland)	42,345	4,592,508
Universal Robina Corp. (Philippines)	354,319	1,066,235

		19,150,803

Household Products - 2.9%
Essity AB - Class B (Sweden)	102,395	2,987,724
Henkel AG & Co. KGaA (Germany)	31,545	3,121,361
Reckitt Benckiser Group plc (United Kingdom)	38,790	3,028,685

		9,137,770

Personal Products - 2.7%
LG Household & Health Care Ltd. (South Korea)	2,885	3,148,753
L’Oreal S.A. (France)	9,165	2,563,174
TCI Co. Ltd. (Taiwan)	291,393	2,931,086

		8,643,013

Tobacco - 1.1%
British American Tobacco plc (United Kingdom)	91,215	3,368,576

Total Consumer Staples		65,598,973

Energy - 8.0%

Oil, Gas & Consumable Fuels - 8.0%
Eni S.p.A. (Italy)	221,104	3,379,535
Equinor ASA (Norway)	192,615	3,648,548
Galp Energia SGPS S.A. (Portugal)	224,150	3,371,036
Repsol S.A. (Spain)	215,299	3,357,811
Royal Dutch Shell plc - Class B - ADR (Netherlands)	85,783	5,138,402
Suncor Energy, Inc. (Canada)	89,267	2,815,766
TOTAL S.A. (France)	64,295	3,347,643

Total Energy		25,058,741

Financials - 10.5%

Banks - 7.2%
Banco Bradesco S.A. (Brazil)	431,600	3,527,632
Banco do Brasil S.A. (Brazil)	139,900	1,535,383
Banco Santander Brasil S.A. (Brazil)	61,000	667,411
Bank of the Philippine Islands (Philippines)	643,250	1,154,456
Barclays plc (United Kingdom)	857,555	1,580,038
BDO Unibank, Inc. (Philippines)	527,680	1,455,828
BNP Paribas S.A. (France)	44,881	2,181,982

3

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)

Banks (continued)
Credit Agricole S.A. (France)	41,277	$499,610
Itau Unibanco Holding S.A. (Brazil)	481,900	4,067,494
Itausa - Investimentos Itau S.A. (Brazil)	528,600	1,684,416
Lloyds Banking Group plc (United Kingdom)	2,386,560	1,582,091
Metropolitan Bank & Trust Co. (Philippines)	834,525	1,102,188
Royal Bank of Scotland Group plc (United Kingdom)	624,185	1,590,971

		22,629,500

Capital Markets - 1.6%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	188,700	1,990,116
Hargreaves Lansdown plc (United Kingdom)	62,720	1,601,362
London Stock Exchange Group plc (United Kingdom)	17,400	1,562,507

		5,153,985

Insurance - 1.7%
AXA S.A. (France)	75,776	1,934,855
BB Seguridade Participacoes S.A. (Brazil)	100,400	850,088
Ping An Insurance Group Co. of China Ltd. - Class H (China)	227,285	2,612,349

		5,397,292

Total Financials		33,180,777

Health Care - 11.7%

Health Care Equipment & Supplies - 4.6%
Alcon, Inc. (Switzerland)*	27,909	1,627,929
Hoya Corp. (Japan)	39,156	3,206,991
Koninklijke Philips N.V. (Netherlands)	67,915	3,138,300
Medtronic plc (United States)	29,748	3,231,228
Smith & Nephew plc (United Kingdom)	133,945	3,225,636

		14,430,084

Health Care Providers & Services - 1.0%
Sonic Healthcare Ltd. (Australia)	161,845	3,068,752

Life Sciences Tools & Services - 0.2%
Tecan Group AG (Switzerland)	3,325	794,748

Pharmaceuticals - 5.9%
Merck KGaA (Germany)	30,095	3,390,206
Novartis AG (Switzerland)	39,645	3,440,670
Recordati S.p.A. (Italy)	72,048	3,090,062
Roche Holding AG (Switzerland)	17,505	5,096,838
Sanofi (France)	37,795	3,501,069

		18,518,845

Total Health Care		36,812,429

4

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 7.9%

Aerospace & Defense - 1.5%
Airbus S.E. (France)	21,032	$2,730,563
Safran S.A. (France)	11,115	1,750,067
Thales S.A. (France)	2,900	333,358

		4,813,988

Building Products - 0.2%
Cie de Saint-Gobain (France)	18,469	723,853

Construction & Engineering - 0.6%
Vinci S.A. (France)	15,945	1,717,587

Electrical Equipment - 1.0%
Legrand S.A. (France)	9,870	704,098
Schneider Electric S.E. (France)	20,751	1,814,517
WEG S.A. (Brazil)	115,100	673,156

		3,191,771

Industrial Conglomerates - 0.6%
LT Group, Inc. (Philippines)	1,673,605	450,126
SM Investments Corp. (Philippines)	81,470	1,526,688

		1,976,814

Machinery - 3.0%
Daifuku Co. Ltd. (Japan)	34,719	1,806,294
FANUC Corp. (Japan)	9,563	1,807,631
Harmonic Drive Systems, Inc. (Japan)	47,260	2,070,320
Hiwin Technologies Corp. (Taiwan)	6,720	58,573
KION Group AG (Germany)	32,528	1,710,621
Nabtesco Corp. (Japan)	64,706	2,025,495

		9,478,934

Professional Services - 0.5%
SGS S.A. (Switzerland)	670	1,660,878

Road & Rail - 0.5%
Localiza Rent a Car S.A. (Brazil)	55,400	606,141
Rumo S.A. (Brazil)*	142,500	842,321

		1,448,462

Total Industrials		25,012,287

Information Technology - 3.0%

Electronic Equipment, Instruments & Components - 2.3%
Halma plc (United Kingdom)	76,159	1,843,451
Hexagon A.B. - Class B (Sweden)	36,222	1,744,817
Hollysys Automation Technologies Ltd. (China)	61,888	940,079

5

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)	4,348	$2,706,439

		7,234,786

IT Services - 0.4%
Capgemini SE (France)	5,990	705,332
Sopra Steria Group (France)	4,860	605,257

		1,310,589

Software - 0.3%
Dassault Systemes S.E. (France)	5,718	814,568

Total Information Technology		9,359,943

Materials - 1.2%
Chemicals - 1.2%
Air Liquide S.A. (France)	13,913	1,980,106
Givaudan S.A. (Switzerland)	605	1,688,569

Total Materials		3,668,675

Real Estate - 2.1%

Equity Real Estate Investment Trusts (REITS) - 1.0%
The British Land Co. plc (United Kingdom)	222,970	1,603,993
Land Securities Group plc (United Kingdom)	149,620	1,575,795

		3,179,788

Real Estate Management & Development - 1.1%
Ayala Land, Inc. (Philippines)	1,639,414	1,564,659
SM Prime Holdings, Inc. (Philippines)	2,722,955	1,954,653

		3,519,312

Total Real Estate		6,699,100

Utilities - 1.2%

Electric Utilities - 0.3%
Manila Electric Co. (Philippines)	136,720	975,382

Independent Power and Renewable Electricity Producers - 0.3%
Aboitiz Power Corp. (Philippines)	1,428,359	1,056,169

Multi-Utilities - 0.6%
Engie S.A. (France)	72,231	1,178,971
Veolia Environnement S.A. (France)	22,090	559,578

		1,738,549

Total Utilities		3,770,100

TOTAL COMMON STOCKS (Identified Cost $273,045,294)		280,135,887

6

Investment Portfolio - September 30, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

MUTUAL FUNDS - 9.6%

iShares MSCI India ETF (United States)	289,850	$9,730,264
SPDR Gold Shares (United States)*	98,268	13,646,477
VanEck Vectors Gold Miners ETF (United States)	258,695	6,909,743

TOTAL MUTUAL FUNDS (Identified Cost $28,774,345)		30,286,484

SHORT-TERM INVESTMENT - 5.2%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[2], (Identified Cost $16,376,678)	16,376,678	16,376,678

TOTAL INVESTMENTS - 103.8% (Identified Cost $318,196,317)		326,799,049
LIABILITIES, LESS OTHER ASSETS - (3.8%)		(12,067,600)

NET ASSETS - 100%		$314,731,449

ADR - American Depositary Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $7,522,716, or 2.4% of the Series’ net assets as of September 30, 2019.

[2]	Rate shown is the current yield as of September 30, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 15.0%; United Kingdom 12.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

7

Investment Portfolio - September 30, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$21,866,787	$3,209,138	$18,657,649	$—
Consumer Discretionary	49,108,075	14,198,147	34,909,928	—
Consumer Staples	65,598,973	12,777,601	52,821,372	—
Energy	25,058,741	7,954,168	17,104,573	—
Financials	33,180,777	14,322,540	18,858,237	—
Health Care	36,812,429	3,231,228	33,581,201	—
Industrials	25,012,287	2,121,618	22,890,669	—
Information Technology	9,359,943	940,079	8,419,864	—
Materials	3,668,675	—	3,668,675	—
Real Estate	6,699,100	—	6,699,100	—
Utilities	3,770,100	—	3,770,100	—
Mutual funds	46,663,162	46,663,162	—	—

Total assets	$326,799,049	$105,417,681	$221,381,368	$—

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.1%

Ardsley, Parking Facility Impt., Series A, G.O. Bond	3.000%	7/15/2039	Aa2	$1,000,000	$1,041,570
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	318,552
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	743,965
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	504,260
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	266,688
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	321,702
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	341,529
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2039	AA2	250,000	298,510
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2043	AA2	600,000	711,108
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2048	AA2	250,000	294,738
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	562,307
Canandaigua, Public Impt., G.O. Bond	3.000%	12/15/2028	AA2	570,000	619,493
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	508,110
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	261,603
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	514,685
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	875,576
Erie County Fiscal Stability Authority, Series D Revenue Bond	5.000%	9/1/2038	Aa1	1,000,000	1,238,010
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	511,280
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	647,051
Greene County, Correctional Facility Impt., G.O. Bond	2.625%	12/1/2048	Aa2	1,000,000	935,990
Irondequoit, Public Impt., G.O. Bond	3.000%	4/15/2042	Aa3	560,000	576,778
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	503,490
Ithaca, Series B, G.O. Bond	3.000%	7/15/2042	Aa2	440,000	443,824
Ithaca, Series B, G.O. Bond	3.000%	7/15/2043	Aa2	400,000	403,000
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	503,625
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	337,352
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	277,032
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	558,545
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,174,159
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	502,120

1

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	$1,000,000	$1,074,950
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	716,837
Nassau County Sewer & Storm Water Finance
Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	557,640
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,273,300
New York City Transitional Finance Authority, Building Aid, School Impt., Series S-3, Revenue Bond	5.000%	7/15/2023	Aa2	970,000	1,034,175
New York City Transitional Finance Authority, Building Aid, Series S-1, Revenue Bond	5.000%	7/15/2023	Aa2	820,000	932,053
New York City Transitional Finance Authority, Building Aid, Series S-2A, Revenue Bond	5.000%	7/15/2033	Aa2	1,000,000	1,256,900
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,049,750
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series C-1, Revenue Bond	4.000%	11/1/2042	Aa1	1,680,000	1,910,042
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	563,564
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,335,850
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,287,312
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,585,060
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,398,600
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2041	Aa1	1,650,000	1,870,011
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,700,000	3,076,326
New York City, Series C, G.O. Bond	5.000%	8/1/2031	Aa1	1,500,000	1,882,170
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	890,154
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,856,565
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2037	Aa3	1,000,000	1,133,250
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2038	Aa3	1,000,000	1,129,240
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2045	Aa1	1,680,000	2,055,161
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,159,694

2

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	$600,000	$673,704
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,144,810
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	596,560
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,064,120
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,216,440
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	6/15/2049	Aaa	1,000,000	1,132,720
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	559,229
New York State Urban Development Corp., Highway Impt., Series A, Revenue Bond	5.000%	3/15/2037	Aa1	500,000	592,500
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,056,010
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	569,531
New York State, Water Utility Impt., Series E, G.O. Bond	4.250%	12/15/2041	Aa1	480,000	507,917
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	501,495
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	408,796
Onondaga County, Public Impt., Correctional Facility Impt., G.O. Bond	3.000%	6/1/2035	Aa3	1,000,000	1,025,800
Onondaga County, Public Impt., Recreational Facility Impt., G.O. Bond	5.000%	5/1/2020	Aa3	250,000	255,580
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond	5.000%	5/15/2022	Aa3	1,000,000	1,098,790
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond	5.000%	5/15/2023	Aa3	1,000,000	1,135,780
Onondaga County, Public Impt., Water Utility Impt., G.O. Bond	2.125%	6/15/2030	Aa3	715,000	722,543
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa2	520,000	586,908
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	369,996
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	621,781
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	933,192
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	881,884
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,946,475

3

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	$930,000	$930,725
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	105,235
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	223,568
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	485,668
Southold Union Free School District, School Impt., G.O. Bond	3.000%	6/15/2028	Aa2	435,000	464,049
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA[2]	1,225,000	1,303,951
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	26,529
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	185,325
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	535,145
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	403,386
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2044	Aa3	500,000	567,025
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	771,771
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,116,570
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,115,920
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	511,780
Ulster County, Public Impt., G.O. Bond	3.000%	11/15/2027	AA2	425,000	468,308
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA2	685,000	692,145
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	709,311
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	532,800
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	510,995
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	304,511
Webster Central School District, School Impt., G.O. Bond	2.000%	10/15/2021	AA2	315,000	318,906
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	358,477

TOTAL MUNICIPAL BONDS (Identified Cost $86,121,702)					89,069,917

U.S. GOVERNMENT AGENCIES - 0.6%

Other Agencies - 0.6%

Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS (Identified Cost $500,770)	3.40%	1/25/2036		492,651	545,542

4

Investment Portfolio - September 30, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares (Identified Cost $ 1,108,636)	1.85%[4]	1,108,636	$1,108,636

TOTAL INVESTMENTS - 98.9% (Identified Cost $ 87,731,108)			90,724,095
OTHER ASSETS, LESS LIABILITIES - 1.1%			1,024,001

NET ASSETS - 100%			$91,748,096

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[4]	Rate shown is the current yield as of September 30, 2019.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$89,069,917	$—	$89,069,917	$—
U.S. Treasury and other U.S. Government agencies	545,542	—	545,542	—
Mutual fund	1,108,636	1,108,636	—	—

Total assets	$90,724,095	$1,108,636	$89,615,459	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

5

Investment Portfolio - September 30, 2019

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.5%

Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	22,510	$2,095,906

Information Technology - 3.0%
IT Services - 3.0%
InterXion Holding N.V. (Netherlands)*	114,050	9,290,513

Real Estate - 95.8%
REITS - Diversified - 5.7%
Essential Properties Realty Trust, Inc.	157,413	3,606,332
Lexington Realty Trust	274,815	2,816,854
Liberty Property Trust	78,210	4,014,519
STORE Capital Corp.	50,605	1,893,133
VEREIT, Inc.	545,110	5,331,176

		17,662,014

REITS - Health Care - 13.1%
Community Healthcare Trust, Inc.	92,955	4,141,145
HCP, Inc.	183,790	6,548,438
Healthcare Realty Trust, Inc.	137,840	4,617,640
Healthcare Trust of America, Inc. - Class A	84,660	2,487,311
Omega Healthcare Investors, Inc.	77,175	3,225,143
Physicians Realty Trust	281,645	4,999,199
Ventas, Inc.	113,270	8,272,108
Welltower, Inc.	70,810	6,418,926

		40,709,910

REITS - Hotel & Resort - 1.9%
Host Hotels & Resorts, Inc.	162,395	2,807,809
Park Hotels & Resorts, Inc.	46,936	1,171,992
Sunstone Hotel Investors, Inc.	135,130	1,856,686

		5,836,487

REITS - Industrial - 9.4%
Americold Realty Trust	158,620	5,880,044
First Industrial Realty Trust, Inc.	78,185	3,092,999
Plymouth Industrial REIT, Inc.	102,004	1,868,713
Prologis, Inc.	183,575	15,644,261
STAG Industrial, Inc.	95,900	2,827,132

		29,313,149

REITS - Office - 11.0%
Alexandria Real Estate Equities, Inc.	11,970	1,843,859
Boston Properties, Inc.	55,470	7,192,240
Brandywine Realty Trust	415,105	6,288,841
Cousins Properties, Inc.	260,412	9,788,887
Douglas Emmett, Inc.	110,325	4,725,220

1

Investment Portfolio - September 30, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)

REITS - Office (continued)
Hibernia REIT plc (Ireland)	1,606,740	$2,574,370
Vornado Realty Trust	29,470	1,876,355

		34,289,772

REITS - Residential - 26.7%
American Campus Communities, Inc.	85,320	4,102,186
American Homes 4 Rent - Class A	324,615	8,404,282
Apartment Investment & Management Co. - Class A	124,961	6,515,466
AvalonBay Communities, Inc.	49,195	10,593,159
Camden Property Trust	50,005	5,551,055
Equity LifeStyle Properties, Inc.	33,390	4,460,904
Equity Residential	94,860	8,182,624
Essex Property Trust, Inc.	23,870	7,797,135
Independence Realty Trust, Inc.	223,675	3,200,789
Invitation Homes, Inc.	299,685	8,873,673
Mid-America Apartment Communities, Inc.	24,060	3,128,041
Sun Communities, Inc.	43,495	6,456,833
UDR, Inc.	86,205	4,179,219
UMH Properties, Inc.	110,600	1,557,248

		83,002,614

REITS - Retail - 10.9%
Acadia Realty Trust	52,405	1,497,735
Agree Realty Corp.	32,365	2,367,500
Federal Realty Investment Trust	11,840	1,611,897
Getty Realty Corp	89,995	2,885,240
National Retail Properties, Inc.	81,855	4,616,622
Realty Income Corp.	24,880	1,907,798
Simon Property Group, Inc.	72,265	11,248,047
Urban Edge Properties	202,910	4,015,589
Weingarten Realty Investors	130,355	3,797,241

		33,947,669

REITS - Specialized - 17.1%
Crown Castle International Corp.	35,615	4,950,841
CubeSmart	44,440	1,550,956
Digital Realty Trust, Inc.	41,430	5,378,029
Equinix, Inc.	38,900	22,437,520
Extra Space Storage, Inc.	23,415	2,735,340
Jernigan Capital, Inc.	189,400	3,645,950
Life Storage, Inc.	21,930	2,311,641
National Storage Affiliates Trust	80,540	2,687,620

2

Investment Portfolio - September 30, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)

REITS - Specialized (continued)
Public Storage	30,855	$7,567,806

		53,265,703

Total Real Estate		298,027,318

TOTAL COMMON STOCKS
(Identified Cost $244,621,937)		309,413,737

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[1],
(Identified Cost $997,325)	997,325	997,325

TOTAL INVESTMENTS - 99.8%
(Identified Cost $245,619,262)		310,411,062
OTHER ASSETS, LESS LIABILITIES - 0.2%		758,309

NET ASSETS - 100%		$311,169,371

REITS - Real Estate Investment Trusts

*	Non-income producing security.
[1]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - September 30, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,095,906	$2,095,906	$—	$—
Information Technology	9,290,513	9,290,513	—	—
Real Estate*	298,027,318	295,452,948	2,574,370	—
Mutual fund	997,325	997,325	—	—

Total assets	$310,411,062	$307,836,692	$2,574,370	$—

* Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 40.4%

Non-Convertible Corporate Bonds - 40.4%
Communication Services - 7.3%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.[3], (3 mo. LIBOR US + 0.930%), 3.034%, 6/30/2020	Baa2	8,000,000	$8,040,635
AT&T, Inc., 2.45%, 6/30/2020	Baa2	2,000,000	2,004,754
AT&T, Inc., 4.25%, 3/1/2027	Baa2	9,000,000	9,792,126
CenturyLink, Inc., 5.625%, 4/1/2020	B2	1,400,000	1,419,390
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	9,000,000	9,937,570

			31,194,475

Interactive Media & Services - 0.7%
Baidu, Inc. (China), 3.00%, 6/30/2020	A3	2,400,000	2,408,258
Tencent Holdings Ltd. (China)[4], 2.875%, 2/11/2020	A1	3,873,000	3,879,168

			6,287,426

Media - 2.3%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	5,887,000	6,056,251
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	Ba1	5,708,000	5,759,122
Discovery Communications LLC, 3.95%, 3/20/2028	Baa3	9,000,000	9,342,127

			21,157,500

Wireless Telecommunication Services - 0.9%
Sprint Communications, Inc.[4], 7.00%, 3/1/2020	B1	8,238,000	8,371,868

Total Communication Services			67,011,269

Consumer Discretionary - 3.6%
Automobiles - 1.9%
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.930%), 3.217%, 11/4/2019	Ba1	9,000,000	9,000,523
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 1.000%), 3.311%, 1/9/2020	Ba1	700,000	700,079
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.790%), 2.922%, 6/12/2020	Ba1	2,630,000	2,625,380
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	5,000,000	5,007,428

			17,333,410

Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[4], 7.125%, 7/31/2026	B2	1,880,000	1,938,750

Household Durables - 0.7%
Lennar Corp., 4.50%, 11/15/2019	Ba1	700,000	700,000
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	4,000,000	4,085,550
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,470,000	1,473,675

			6,259,225

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	7,450,000	$7,965,561

Total Consumer Discretionary			33,496,946

Consumer Staples - 1.5%
Food & Staples Retailing - 0.2%
KeHE Distributors, LLC - KeHE Finance Corp.[4], 8.625%, 10/15/2026	B3	1,500,000	1,530,000

Food Products - 1.3%
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2	4,800,000	4,798,302
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3	7,040,000	7,052,152

			11,850,454

Total Consumer Staples			13,380,454

Energy - 8.7%
Energy Equipment & Services - 0.4%
Plains All American Pipeline LP - PAA Finance Corp., 2.60%, 12/15/2019	Ba1	2,752,000	2,752,277
Plains All American Pipeline LP - PAA Finance Corp., 5.75%, 1/15/2020	Ba1	388,000	391,569

			3,143,846

Oil, Gas & Consumable Fuels - 8.3%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 3/1/2027	Ba3	2,200,000	1,834,250
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 1/15/2028	Ba3	1,440,000	1,195,200
Calumet Specialty Products Partners LP - Calumet Finance Corp.[4], 11.00%, 4/15/2025	Caa1	3,445,000	3,445,000
DCP Midstream Operating LP4, 5.35%, 3/15/2020	Ba2	3,638,000	3,665,285
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR5	4,340,000	4,343,038
Euronav Luxembourg S.A. (Belgium)[4], 7.50%, 5/31/2022	WR5	3,000,000	3,030,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR5	2,743,000	2,839,005
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	Caa2	1,620,000	542,700
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	Baa2	3,677,000	3,738,636
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa2	5,223,000	5,330,154
Kinder Morgan, Inc., 3.05%, 12/1/2019	Baa2	1,000,000	1,000,557
Lonestar Resources America, Inc.[4], 11.25%, 1/1/2023	Caa2	3,485,000	2,848,988
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	Ba1	9,861,000	9,996,589
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/2021	Baa3	9,000,000	9,296,243
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/2024	Baa3	7,000,000	7,802,283
Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	Baa2	6,775,000	8,368,037
Tennessee Gas Pipeline Co., LLC, 7.00%, 10/15/2028	Baa2	2,225,000	2,825,471

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	4,000,000	$4,131,548

			76,232,984

Total Energy			79,376,830

Financials - 10.6%
Banks - 4.5%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	7,000,000	7,432,844
Bank of America Corp.[3], (3 mo. LIBOR US + 0.760%), 2.879%, 9/15/2026	Baa1	3,561,000	3,437,856
Barclays plc (United Kingdom), 2.75%, 11/8/2019	Baa3	3,215,000	3,215,373
Barclays plc (United Kingdom), 2.875%, 6/8/2020	Baa3	3,292,000	3,295,094
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	Baa3	7,655,000	7,722,714
JPMorgan Chase & Co., 4.95%, 3/25/2020	A2	150,000	152,041
JPMorgan Chase & Co., 8.00%, 4/29/2027	A3	9,000,000	12,021,727
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3	3,950,000	3,957,490

			41,235,139

Capital Markets - 3.0%
Drawbridge Special Opportunities Fund LP - Drawbridge Special
Opportunities Finance[4], 5.00%, 8/1/2021	BBB[6]	2,755,000	2,790,505
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	7,800,000	7,912,126
Morgan Stanley[3], (3 mo. LIBOR US + 1.140%), 3.396%, 1/27/2020	A3	8,750,000	8,780,126
UBS AG (Switzerland)[3], (3 mo. LIBOR US + 0.850%), 2.988%, 6/1/2020	Aa3	8,000,000	8,038,742

			27,521,499

Consumer Finance - 2.6%
Ally Financial, Inc., 8.00%, 3/15/2020	Ba2	1,835,000	1,873,884
Ally Financial, Inc., 7.50%, 9/15/2020	Ba2	708,000	740,002
American Express Credit Corp.[3], (3 mo. LIBOR US + 0.730%), 2.862%, 5/26/2020	A2	7,500,000	7,525,166
Navient Corp., 8.00%, 3/25/2020	Ba3	7,500,000	7,640,625
SLM Corp., 5.125%, 4/5/2022	Ba2	6,109,000	6,261,725

			24,041,402

Diversified Financial Services - 0.3%
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[4], 10.50%, 6/1/2024	B3	2,250,000	2,182,500

Mortgage Real Estate Investment Trusts (REITS) - 0.2%
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	2,000,000	2,007,500

Total Financials			96,988,040

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.4%
Health Care Providers & Services - 1.4%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 4.125%, 10/15/2020	Baa3	11,869,000	$12,016,543
HCA Healthcare, Inc., 6.25%, 2/15/2021	Ba2	500,000	523,550

Total Health Care			12,540,093

Industrials - 3.9%
Commercial Services & Supplies - 0.2%
The ADT Security Corp., 6.25%, 10/15/2021	Ba3	1,000,000	1,065,000
Prime Security Services Borrower LLC - Prime Finance, Inc.[4], 5.75%, 4/15/2026	Ba3	1,000,000	1,041,300

			2,106,300

Construction & Engineering - 0.2%
Tutor Perini Corp.[4], 6.875%, 5/1/2025	B2	1,665,000	1,615,050

Marine - 1.5%
American Tanker, Inc. (Norway)[4], 9.25%, 2/22/2022	WR5	4,450,000	4,505,650
Borealis Finance, LLC[4], 7.50%, 11/16/2022	WR5	2,860,000	2,688,400
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR5	4,450,000	4,361,000
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	B3	1,973,000	2,067,951

			13,623,001

Trading Companies & Distributors - 2.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.625%, 10/30/2020	Baa3	4,974,000	5,091,784
Aircastle Ltd., 7.625%, 4/15/2020	Baa3	6,375,000	6,553,288
Aviation Capital Group LLC[4], 7.125%, 10/15/2020	A6	2,572,000	2,690,911
Aviation Capital Group LLC[4], 6.75%, 4/6/2021	A6	3,750,000	3,973,888

			18,309,871

Total Industrials			35,654,222

Materials - 1.3%
Containers & Packaging - 0.2%
ARD Securities Finance S.A.R.L (Luxembourg)[4,7], 8.75%, 1/31/2023	Caa2	2,348,437	2,430,632

Metals & Mining - 1.1%
Infrabuild Australia Pty Ltd. (Australia)[4], 12.00%, 10/1/2024	Ba3	3,425,000	3,519,187
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	B3	5,870,000	3,448,625
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	3,000,000	3,040,425

			10,008,237

Total Materials			12,438,869

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 1.1%
American Tower Corp., 2.80%, 6/1/2020	Baa3	5,595,000	5,616,312

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CoreCivic Inc., 4.125%, 4/1/2020	Ba1	550,000	$551,375
Crown Castle International Corp., 3.40%, 2/15/2021	Baa3	532,000	539,295
SBA Tower Trust[4], 2.836%, 1/15/2025	A2	3,500,000	3,504,495

			10,211,477

Real Estate Management & Development - 1.0%
Five Point Operating Co. LP - Five Point Capital Corp.[4], 7.875%, 11/15/2025	B3	5,235,000	5,313,525
Forestar Group, Inc.[4], 8.00%, 4/15/2024	B2	3,203,000	3,459,240

			8,772,765

Total Real Estate			18,984,242

TOTAL CORPORATE BONDS (Identified Cost $366,885,910)			369,870,965

ASSET-BACKED SECURITIES - 25.6%
Ally Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 2/16/2021	Aaa	382,756	382,918
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	95,719	95,638
Capital One Prime Auto Receivables Trust, Series 2019-1, Class A1, 2.507%, 6/15/2020	Aaa	2,616,051	2,615,884
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA[6]	256,944	256,824
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA[6]	3,025,726	3,023,576
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR5	15,905	15,892
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	WR5	4,656,329	4,677,357
CCG Receivables Trust, Series 2019-1, Class A2[4], 2.80%, 9/14/2026	AAA[6]	6,000,000	6,051,623
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[4], 1.99%, 5/15/2029	Aaa	1,442,237	1,440,189
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa	248,940	248,989
Corevest American Finance Ltd., Series 2019-1, Class A4, 3.324%, 3/15/2052	WR5	4,979,936	5,127,546
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA[6]	484,692	484,885
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A4, 3.01%, 2/16/2027	Aaa	7,846,000	7,893,107
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A4, 3.47%, 5/17/2027	Aaa	9,000,000	9,130,511
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A4, 3.33%, 2/15/2028	Aaa	4,050,000	4,137,913
Dell Equipment Finance Trust, Series 2019-1, Class A1[4], 2.648%, 4/22/2020	Aaa	1,355,356	1,356,121

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Dell Equipment Finance Trust, Series 2019-1, Class A2[4], 2.78%, 8/23/2021	Aaa	6,500,000	$6,539,636
DLL LLC, Series 2019-DA1, Class A1[4], 2.657%, 4/20/2020	Aaa	887,988	888,278
DLL LLC, Series 2019-DA1, Class A2[4], 2.79%, 11/22/2021	Aaa	4,500,000	4,513,717
Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 9/15/2021	Aaa	1,161,305	1,162,334
DT Auto Owner Trust, Series 2018-3A, Class A4, 3.02%, 2/15/2022	AAA[6]	2,748,930	2,756,515
DT Auto Owner Trust, Series 2019-1A, Class A4, 3.08%, 9/15/2022	AAA[6]	3,121,916	3,133,309
DT Auto Owner Trust, Series 2019-2A, Class A4, 2.85%, 9/15/2022	AAA[6]	1,903,101	1,909,784
DT Auto Owner Trust, Series 2019-3A, Class A4, 2.55%, 8/15/2022	AAA[6]	2,143,697	2,145,683
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A4,8, 3.58%, 11/25/2038	AAA[6]	4,262,194	4,343,733
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	AAA[6]	3,675,703	3,673,094
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA[6]	460,129	460,029
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[4], 3.14%, 2/20/2024	AAA[6]	4,777,651	4,813,134
Enterprise Fleet Financing LLC, Series 2019-1, Class A2[4], 2.98%, 10/22/2024	AAA[6]	2,500,000	2,528,044
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa	202,632	202,246
GLS Auto Receivables Trust, Series 2018-3A, Class A4, 3.35%, 8/15/2022	AA6	1,149,532	1,154,948
GLS Auto Receivables Trust, Series 2019-2A, Class A4, 3.06%, 4/17/2023	AA6	2,476,567	2,491,673
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A2, 2.93%, 11/16/2021	Aaa	663,538	665,148
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A1, 2.27%, 7/16/2020	AAA[6]	2,483,196	2,483,008
Great American Auto Leasing Inc., Series 2019-1, Class A2[4], 2.97%, 6/15/2021	AAA[6]	3,000,000	3,013,116
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[4], 3.23%, 5/10/2032	Aaa	6,354,453	6,398,957
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA[6]	81,357	81,251
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.605%, 4/15/2020	AAA[6]	778,963	778,961
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/2021	AAA[6]	2,500,000	2,509,505
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 2.875%, 12/17/2036	Aaa	471,270	471,502
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.175%, 12/17/2036	Aa2	400,000	399,214
John Deere Owner Trust, Series 2019-A, Class A2, 2.85%, 12/15/2021	Aaa	2,505,000	2,516,544

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX4, 2.73%, 10/25/2048	AAA[6]	2,100,000	$2,122,305
Marlette Funding Trust, Series 2019-2A, Class A4, 3.13%, 7/16/2029	WR5	3,271,389	3,296,550
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[4], 2.82%, 2/15/2068	AAA[6]	3,498,703	3,530,148
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A1[4], 2.39%, 5/15/2068	AAA[6]	11,045,228	11,069,984
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 3.018%, 2/27/2068	Aaa	5,540,000	5,588,536
Navient Student Loan Trust, Series 2019-BA, Class A1[3,4], (1 mo. LIBOR US + 0.400%), 2.428%, 12/15/2059	AAA[6]	4,140,220	4,136,235
Nissan Auto Lease Trust, Series 2019-A, Class A1, 2.599%, 4/15/2020	Aaa	1,509,150	1,509,604
Nissan Auto Lease Trust, Series 2019-A, Class A2, 2.71%, 7/15/2021	Aaa	5,000,000	5,019,924
Nissan Auto Lease Trust, Series 2019-B, Class A1, 2.282%, 7/15/2020	Aaa	5,182,866	5,182,382
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa	704,606	703,443
NYCTL Trust, Series 2018-A, Class A4, 3.22%, 11/10/2031	Aaa	1,572,310	1,574,808
Oxford Finance Funding LLC, Series 2019-1A, Class A2[4], 4.459%, 2/15/2027	WR5	7,000,000	7,177,707
Progress Residential Trust, Series 2015-SFR3, Class A4, 3.067%, 11/12/2032	Aaa	4,836,028	4,825,303
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	Aaa	1,650,000	1,661,466
Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	Aaa	8,610,000	8,729,899
Progress Residential Trust, Series 2019-SFR4, Class A4, 2.687%, 11/17/2036	Aaa	3,800,000	3,813,298
SCF Equipment Leasing LLC, Series 2019-1A, Class A1[4], 3.04%, 3/20/2023	Aaa	2,000,122	2,007,073
SLC Student Loan Trust, Series 2004-1, Class A6[3], (3 mo. LIBOR US + 0.160%), 2.318%, 5/15/2023	Aaa	757,813	757,167
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 2.826%, 4/27/2026	Aaa	1,063,624	1,064,684
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.378%, 3/16/2026	Aaa	1,087,243	1,087,557
SMB Private Education Loan Trust, Series 2019-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.378%, 2/16/2026	Aaa	2,599,417	2,598,604
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	WR5	633,918	636,431
SoFi Consumer Loan Program LLC, Series 2017-3, Class A4, 2.77%, 5/25/2026	AA6	1,748,747	1,754,086
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	AA6	655,167	655,985
SoFi Consumer Loan Program Trust, Series 2019-1, Class A4, 3.24%, 2/25/2028	AAA[6]	3,390,788	3,422,568

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	AAA[6]	3,094,601	$3,117,382
SoFi Consumer Loan Program Trust, Series 2019-3, Class A4, 2.90%, 5/25/2028	AAA[6]	1,962,837	1,976,766
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[4], 2.42%, 3/25/2030	Aaa	331,927	331,938
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B4, 2.36%, 12/27/2032	Aaa	429,027	430,408
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA[6]	189,767	189,550
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX4, 1.72%, 9/25/2040	Aaa	109,818	109,734
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	Aaa	212,644	212,361
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	Aaa	750,000	760,808
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX4, 2.78%, 8/17/2048	AAA[6]	4,890,648	4,924,004
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX4, 2.64%, 8/25/2047	Aaa	4,026,445	4,036,111
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR5	329,010	328,553
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	Aaa	1,278,057	1,276,747
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,8], 2.75%, 10/25/2056	Aaa	4,466,841	4,507,603
Towd Point Mortgage Trust, Series 2018-2, Class A1[4,8], 3.25%, 3/25/2058	Aaa	1,584,040	1,613,001
Towd Point Mortgage Trust, Series 2019-HY1, Class A13,[4], (1 mo. LIBOR US + 1.000%), 3.018%, 10/25/2048	Aaa	4,363,130	4,380,563
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa	2,339,263	2,335,710
United Auto Credit Securitization Trust, Series 2018-2, Class A4, 2.89%, 3/10/2021	AAA[6]	77,714	77,723
Volvo Financial Equipment LLC, Series 2019-1A, Class A2[4], 2.90%, 11/15/2021	Aaa	1,000,000	1,004,302
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA[6]	2,531,426	2,530,104
World Omni Auto Receivables Trust, Series 2019-B, Class A2, 2.63%, 6/15/2022	AAA[6]	3,885,000	3,900,473
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa	750,000	750,170
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class A2, 2.89%, 11/15/2021	Aaa	2,706,150	2,720,224

TOTAL ASSET-BACKED SECURITIES (Identified Cost $232,901,159)			234,412,318

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AA6	71,155	$71,859
CIM Trust, Series 2019-INV1, Class A1[4,8], 4.00%, 2/25/2049	Aaa	1,190,987	1,221,013
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A3,4, (1 mo. LIBOR US + 0.920%), 2.948%, 12/15/2036	Aaa	7,000,000	6,991,253
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	AAA[6]	555,821	539,974
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	2,986,419	3,139,327
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	WR5	5,682,079	5,950,739
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR5	11,834	11,811
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[8], 1.707%, 11/25/2019	AA6	3,156,562	67
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.427%, 8/25/2020	Aaa	8,574,896	71,522
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	Aaa	6,949,329	103,782
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	Aaa	4,315,359	112,197
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.445%, 12/25/2021	Aaa	32,051,713	742,718
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.563%, 6/25/2022	Aaa	16,560,957	552,088
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.30%, 4/25/2023	Aaa	55,792,226	348,428
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.212%, 5/25/2023	Aaa	32,705,755	132,635
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	3,144,310	3,204,827
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	2,938,718	3,003,515
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR5	85,848,893	236,196
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.401%, 5/25/2045	AA6	1,300,000	1,298,633
FREMF Mortgage Trust, Series 2014-K715, Class B4,8, 4.112%, 2/25/2046	Aa2	2,185,000	2,226,857
FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 4.079%, 8/25/2047	A1	2,550,000	2,621,246
FREMF Mortgage Trust, Series 2015-K42, Class B4,8, 3.983%, 12/25/2024	A3	1,900,000	1,987,371
FREMF Mortgage Trust, Series 2015-K43, Class B4,8, 3.862%, 2/25/2048	WR5	1,500,000	1,580,148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA[6]	597,458	602,413
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	WR5	399,769	403,260
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	AAA[6]	456,229	464,511

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	AAA[6]		657,723	$667,037
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,8], 3.50%, 8/25/2047	Aaa		2,726,586	2,756,941
Metlife Securitization Trust, Series 2019-1A, Class A4,8, 3.75%, 4/25/2058	WR5		1,876,710	1,945,287
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	AA6		562,870	582,012
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	Aaa		905,989	938,277
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1[4,8], 4.25%, 12/25/2057	Aaa		4,491,912	4,681,317
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA[6]		420,000	422,750
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	AAA[6]		577,179	556,051
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[6]		488,100	492,485
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa		680,008	686,118
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.248%, 11/15/2027	AAA[6]		1,781,316	1,778,980
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A4,8, 2.86%, 12/25/2035	WR5		4,225,020	4,237,682
Toorak Mortgage Corp., Series 2019-1, Class A1[4,9], 4.458%, 3/25/2022	WR5		5,000,000	5,080,754
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AA6		1,195,000	1,205,330
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.078%, 12/15/2033	AAA[6]		7,000,000	7,000,191
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,368,136
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	Aaa		1,455,489	1,491,169
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	WR5		641,414	652,288
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045	Aaa		505,357	506,834

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $73,142,003)				74,668,029

FOREIGN GOVERNMENT BONDS - 1.3%

Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,369,563
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1	CLP	1,800,000,000	2,531,677
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	1,786,891
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	6,351,143

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $16,897,630)				12,039,274

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES - 15.0%

U.S. Treasury Notes - 15.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	46,015,620	$45,620,173
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021	46,755,335	46,238,109
U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024	45,006,628	45,685,779

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $138,085,051)		137,544,061

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	91,514	92,810
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	3,135	3,165
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	13,027	13,307
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	62,669	63,613
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	14,719	15,057
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	110,589	112,050
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	15,969	16,753
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	71,576	76,261
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	289,610	311,341
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	96,947	109,118
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	153,656	173,085
Fannie Mae, Pool #MA3412, 3.50%, 7/1/2038	4,539,625	4,700,534
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	398,418	458,124
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	156,142	176,172
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	834,795	891,310
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	1,636,043	1,772,769
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	947,914	1,020,082
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	876,466	942,212
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	2,583,567	2,725,264
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	3,099,558	3,242,180
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	538,100	568,807
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	3,357,038	3,607,162
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,799	1,803
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	18,274	18,716
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	12,595	12,934
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	10,940	11,319
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	18,275	18,867
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	8,896	9,206
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	176,550	189,810
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	504,209	542,187
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	436,329	469,754
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	2,371,491	2,468,171
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	418,376	472,587
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	175,213	197,825

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	198,652	$223,863
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	73,144	83,168
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,057,414	3,321,851
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	2,648,595	2,870,171
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,022,693	3,273,061
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	4,248,541	4,483,238
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	4,475,920	4,659,317

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $44,316,109)		44,419,024

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[10], (Identified Cost $40,701,535)	40,701,535	40,701,535

TOTAL INVESTMENTS - 99.9% (Identified Cost $912,929,397)		913,655,206
OTHER ASSETS, LESS LIABILITIES - 0.1%		974,441

NET ASSETS - 100%		$914,629,647

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2019:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
2,150	U.S. Treasury Notes (2 Year)	CBOT	December 2019	463,325,000	$(967,825)
66	U.S. Ultra Treasury Bonds	CBOT	December 2019	12,665,813	298,923

TOTAL LONG POSITIONS					$(668,902)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2019:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION
150	Euro-BUND	Eurex	December 2019	28,488,670	$ 192,727
25	Euro-BUXL (30 Year)	Eurex	December 2019	5,926,624	66,182
141	Long Gilt	ICE	December 2019	23,272,602	70,886
200	U.S. Treasury Notes (5 Year)	CBOT	December 2019	23,829,688	147,928
553	U.S. Ultra Treasury Bonds (10 Year)	CBOT	December 2019	78,750,656	938,756

TOTAL SHORT POSITIONS					$1,416,479

Investment Portfolio - September 30, 2019

(unaudited)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

EUREX - Eurex Exchange

ICE - Intercontinental Exchange

IO - Interest only

MXN - Mexican Peso

No. - Number

[1]	Credit ratings from Moody’s (unaudited).
[2]	Amount is stated in USD unless otherwise noted.
[3]	Floating rate security. Rate shown is the rate in effect as of September 30, 2019.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $349,413,731, or 38.2% of the Series’ net assets as of September 30, 2019.

[5]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[6]	Credit ratings from S&P (unaudited).
[7]	Represents a Payment-In-Kind bond.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2019.

[9]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2019.
[10]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$181,963,085	$—	$181,963,085	$—
Corporate debt:
Communication Services	67,011,269	—	67,011,269	—
Consumer Discretionary	33,496,946	—	33,496,946	—
Consumer Staples	13,380,454	—	13,380,454	—
Energy	79,376,830	—	79,376,830	—
Financials	96,988,040	—	96,988,040	—
Health Care	12,540,093	—	12,540,093	—
Industrials	35,654,222	—	35,654,222	—
Materials	12,438,869	—	12,438,869	—
Real Estate	18,984,242	—	18,984,242	—
Asset-backed securities	234,412,318	—	234,412,318	—

Investment Portfolio - September 30, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$74,668,029	$—	$74,668,029	$—
Foreign government bonds	12,039,274	—	12,039,274	—
Mutual fund	40,701,535	40,701,535	—	—
Other financial instruments*:
Interest rate contracts	1,715,402	1,715,402	—	—

Total assets	915,370,608	42,416,937	872,953,671	—

Other financial instruments*:
Interest rate contracts	(967,825)	(967,825)	—	—

Total liabilities	(967,825)	(967,825)	—	—

Total	$914,402,783	$41,449,112	$872,953,671	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14